Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Plans and Similar Obligations
Fair value of the plan assets	€ 1,623	€ 1,852
Level 1
Pension Plans and Similar Obligations
Fair value of the plan assets	611	597
Equity investments	170	182
Corporate Bonds	190	202
Insurance policies	41	39
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Fair value of the plan assets	1,012	1,254
Equity investments	0	0
Corporate Bonds	0	0
Insurance policies	€ 1,012	€ 1,254